Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Income Taxes

16.    Income Taxes

The Company accounts for income taxes under ASC 740, "Expenses - Income Taxes". ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and the tax basis of assets and liabilities, and for the expected future tax benefit to be derived from tax losses and tax credit carry forwards. ASC 740 additionally requires the establishment of a valuation allowance to reflect the likelihood of realization of deferred tax assets.

Through October 18, 2012, Grilled Cheese Truck Inc. was an S Corporation that operated out of the State of California.  Tax returns were filed as an S Corporation, which is a 'pass through entity' for tax purposes.  Taxable income flowed through to members, and income taxes were not imposed at the company level, except in special circumstances. Subsequent to the Reverse Acquisition Agreement on October 18, 2012, operations are consolidated with those of TRIG Acquisition 1, Inc., a Nevada corporation, which is subject to both Federal and State income taxes.

The table below summarizes the reconciliation of the Company's income tax provision (benefit) computed at the statutory U.S. Federal rate and the actual tax provision:

	Year Ended December 31,
	2013	2012
Income tax (benefit) provision at the Federal statutory rate	$(1,908,000)	$(405,000)
State income taxes, net of Federal benefit	(285,000)	(72,000)
Benefit of loss (tax liability) not realized due to the Company status as a "pass through entity" for tax proposes	-	23,800
Amortization of debt discount and deferred financing costs	129,000	66,800
Common stock issued for services	300,000	-
Other	-	4,300
Valuation tax asset allowance	1,764,000	382,000
Tax provision	$-	$(100)

The net operating loss carryforwards available amount to approximately $5.9 million at December 31, 2013, of which approximately $1.1 million is subject to limitation for change in ownership, for purposes of utilization of the Company's NOL's under Section 382, may have occurred with the reverse merger that was entered into on October 18, 2012. Subsequent to the reverse merger on October 18, 2012, the Company has assumed the net operating loss ("NOL") carry forward of TRIG Acquisition 1, Inc. This NOL will be expiring through the year 2033.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Included in the deferred tax asset is the aforementioned NOL. The Company is not able to predict if such future taxable income will be more likely than not sufficient to utilize the benefit. As such, the Company does not believe the benefit is more likely than not to be realized and they have recognized a full valuation allowance for these deferred tax assets.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Included in the deferred tax asset is the aforementioned NOL. The Company is not able to predict if such future taxable income will be more likely than not sufficient to utilize the benefit. As such, the Company does not believe the benefit is more likely than not to be realized and they have recognized a full valuation allowance for these deferred tax assets. The Company's deferred tax asset as of December 31, 2013 and 2012 is as follows:

	December 31,
	2013	2012
Net operating losses	$2,294,000	$831,800
Fair value of compensatory options and warrants	197,000	-
Deferred revenues	(98,000)	-
	2,393,000	831,800
Valuation allowance	(2,393,000)	(831,800)
Deferred tax asset, net of allowance	$-	$-

The Company has not filed its applicable Federal and State tax returns for the years ended December 31, 2010 through 2012 and may be subject to penalties for noncompliance. The Company has filed an extension for the 2013 filing.